Earnout Shares	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Earnout Shares	Note 10. Earnout Shares
Upon Closing of the Business Combination, 5,000,000 Company Earnout Shares were contingently issuable to
Innventure Members. Additionally, 344,828 earnout shares were issued to the Sponsor who received consideration in the Business Combination. These shares, referred to as "Sponsor Earnout Shares," are subject to clawback. The
Company Earnout Shares and the Sponsor Earnout Shares are collectively referred to as the “Earnout Shares”.
The Earnout Shares will vest upon the following milestone conditions:
•40% of the Earnout Shares will vest upon Accelsius having entered into binding contracts providing for revenue for the Company (as defined in the Business Combination Agreement) within 7 years following the
Closing (the “Vesting Period”) in excess of $15,000 in revenue ("Milestone One");
•40% of the Earnout Shares will vest upon the Company’s formation of a new subsidiary, in partnership with an MNC, as determined using the Innventure LLC's “DownSelect” process, within the Vesting Period
("Milestone Two"); and
•20% of the Earnout Shares will vest upon AeroFlexx having received in excess of $15,000 revenue within the Vesting Period ("Milestone Three").
The Sponsor Earnout Shares have a vesting provision that occurs upon a change of control event or upon the occurrence of the VWAP of the shares of Innventure, Inc. Common Stock exceeding $11.50 per share for at least twenty days in any immediately preceding thirty day period (the "VWAP Completion Event"). These vesting conditions are not effective on the Company Earnout shares until 6 months following the Business Combination.
The Earnout Shares related to Milestone One and Milestone Two were determined to be classified as equity. At
Closing, 4,275,862 equity-classified Earnout Shares were fair valued at $46,350, inclusive of 2,137,931 Milestone
One shares fair valued at $23,175 and 2,137,931 Milestone Two shares fair valued at $23,175 which are presented in
Additional paid-in capital on the consolidated balance sheets.
The Earnout Shares related to Milestone Three are classified as a liability. At Closing, 1,068,966 liability-
classified Earnout Shares were fair valued at  $11,352 and subsequently fair valued at $14,752 as of December 31,
2024. The Company recognized a loss of  $3,400 in Change in fair value of financial liabilities on the consolidated statements of operations and comprehensive income (loss) for the Successor period from October 2, 2024 through
December 31, 2024.